Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
Disclosure of details of inventories

($ millions)	2023	2022
Raw material, consumables	434	433
Work in progress	197	201
Finished products	1,691	1,475
Total inventories	2,322	2,109